Parents Company Financial Statements	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Parent Company Financial Statements	Parent Company Financial Statements
Condensed financial information relative to Eastern Bankshares Inc.'s (“the parent company”) balance sheets at December 31, 2022 and 2021 and the related statements of income and cash flows for the years ended December 31, 2022, 2021 and 2020 are presented below. The statement of shareholders’ equity is not presented below as the parent company’s shareholders’ equity is that of the consolidated Company.

BALANCE SHEETS
	As of December 31,
	2022	2021
	(In thousands)
Assets
Cash and cash equivalents(1)	$126,441	$134,671
Goodwill and other intangibles, net	744	744
Deferred income taxes, net	13,182	17,974
Investment in subsidiaries	2,327,521	3,250,133
Other assets	4,557	3,080
Total assets	$2,472,445	$3,406,602
Liabilities and shareholders’ equity
Other liabilities	$655	$250
Total liabilities	655	250
Shareholders’ equity	2,471,790	3,406,352
Total liabilities and shareholders’ equity	$2,472,445	$3,406,602
(1)Includes $125.0 million and $133.5 that is eliminated in consolidation as of December 31, 2022 and 2021, respectively.

STATEMENTS OF INCOME
	For the Year Ended December 31,
	2022	2021	2020
	(In thousands)
Income
Interest income	$15	$—	$—
Total income	15	—	—
Expenses
Professional services	899	7,393	1,485
Charitable contributions	—	—	91,287
Other	3,070	222	151
Total expenses	3,969	7,615	92,923
Loss before income taxes and equity in undistributed income of subsidiaries	(3,954)	(7,615)	(92,923)
Income tax expense (benefit)	269	(11,344)	(13,933)
(Loss) income before equity in undistributed income of subsidiaries	(4,223)	3,729	(78,990)
Equity in undistributed income of subsidiaries	203,982	150,936	101,728
Net income	$199,759	$154,665	$22,738

STATEMENTS OF CASH FLOWS
	For the Year Ended December 31,
	2022	2021	2020
	(In thousands)
Cash flows provided by operating activities
Net income	$199,759	$154,665	$22,738
Adjustments to reconcile net income to cash provided by operating activities
Equity in undistributed income of subsidiaries	(203,982)	(150,936)	(101,728)
Issuance of common shares donated to the Eastern Bank Foundation	—	—	91,287
Share-based compensation	10,507	—	—
ESOP expense	9,923	9,408	2,351
Change in:
Deferred income taxes, net	4,792	(7,157)	(10,817)
Other, net	(937)	(388)	(350)
Net cash provided by operating activities	20,062	5,592	3,481
Cash flows provided by (used in) investing activities
Investment in Eastern Bank	—	—	(882,096)
Cash paid for acquisition, net of cash acquired	—	(640,890)	—
Return of investments in subsidiary	240,000	140,000	—
Contributions to other equity investments	(788)	—	—
Net cash provided by (used in) investing activities	239,212	(500,890)	(882,096)
Cash flows (used in) provided by financing activities
Proceeds from issuance of common shares	—	—	1,792,878
Purchase of shares by ESOP	—	—	(149,407)
Payments for deferred offering costs	—	—	(28,552)
Payment of subordinated debentures assumed in business combination (1)	—	(36,277)	—
Payments for shares repurchased under share repurchase plans	(201,618)	(23,224)	—
Dividends declared and paid to common shareholders	(65,886)	(51,564)	—
Net cash (used in) provided by financing activities	(267,504)	(111,065)	1,614,919
Net (decrease) increase in cash and cash equivalents	(8,230)	(606,363)	736,304
Cash and cash equivalents at beginning of year	134,671	741,034	4,730
Cash and cash equivalents at end of year	$126,441	$134,671	$741,034
(1)The Company deposited funds into escrow prior to the Century acquisition date to pay the balance of subordinated debentures assumed in the Century acquisition which was considered to be defeasance of the debt. Accordingly, Century recorded a payable to the Company in the amount of the escrow deposit and the Company recorded a receivable from Century in the same amount. The payable was reclassified to other assets upon acquisition and is reflected as such balance in the summary of net assets acquired included in Note 3 to the Consolidated Financial Statements. Subsequent to the closing of the acquisition and prior to December 31, 2021, the amounts placed in escrow were disbursed to the holders of the subordinated debentures resulting in a full pay-off of the outstanding balance of the debt.